Acquisition of Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisition of Real Estate [Abstract]
Consideration for the New Jersey Facility and the Preliminary Allocation of the Fair Value of Assets Acquired

The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of September 30, 2014 (in thousands):

	Princeton facility as of September 30, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300

The following table summarizes the consideration for the Sacramento facility and the final purchase price allocation (in thousands).

	Final Sacramento facility as of December 31, 2013	Original Sacramento facility as of December 31, 2012	Adjustment	Weighted average useful life
Buildings...	$ 52,439	$ 52,753	$ (314)	40
Land...	1,481	1,485	(4)
Tenant relationship...	5,366	5,029	337	4
In place leases...	3,964	3,202	762	2
Above (below) market leases...........................................................................................................................................................................................	—	781	(781)	1

Total purchase price.......................................................................................................................................................................................................	$ 63,250	$ 63,250	$—